Related party disclosures	6 Months Ended
Jun. 30, 2023
Related party disclosures [Abstract]
Related party disclosures
16.	Related party disclosures

During the six months ended June 30, 2023 and 2022, there were no payments to related parties other than compensation paid to key management personnel. These transactions were in the normal course of operations and were measured at the exchange amount, which is the amount of consideration established and agreed to by the related parties.